Balance Sheets (Parenthetical)	Sep. 30, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Titan Pharmaceuticals Inc [Member]
Preferred stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	870,068	950,000	950,000
Preferred shares, shares outstanding	870,068	950,000	950,000
Common stock, par value | $ / shares	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	225,000,000	225,000,000	225,000,000
Common stock, shares issued	1,397,654	914,234	781,503
Common stock, shares outstanding	1,397,654	914,234	781,503